Warrants reserve	3 Months Ended
Nov. 30, 2025
Warrants Reserve
Warrants reserve

15.	Warrants reserve

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life (years)
Balance – August 31, 2025	36,190,769	$0.62	0.9
Warrants exercised	(301,538)	$0.44
Balance – November 30, 2025	35,889,231	$0.62	0.7

As at November 30, 2025, the following warrants were outstanding:

	Number of Warrants	Exercise price		Expiry date
Private placement financing warrants - February 11, 2021	16,461,539	$0.80		February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80		February 11, 2026
Private placement financing warrants - January 26, 2022	17,948,718	$0.44		January 26, 2027
Private placement financing placement agent warrants - January 26, 2022	326,667	$0.44		January 26, 2027
Balance – November 30, 2025	35,889,231	$0.62	(1)

(1)	Total represents weighted average.